Borrowings and other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings And Other Financial Liabilities [Abstract]
Summary of borrowings

		Non-current	Current	Total	Non-current	Current	Total
		2017	2017	2017	2016	2016	2016
Borrowings at 31 December	Note	US$m	US$m	US$m	US$m	US$m	US$m
Rio Tinto Finance (USA) Limited Bonds 9.0% 2019 (a)		-	-	-	1,235	-	1,235
Rio Tinto Finance (USA) Limited Bonds 3.5% 2020		-	-	-	464	-	464
Rio Tinto Finance plc Euro Bonds 2.0% due 2020 (a) (b)		921	-	921	817	-	817
Rio Tinto Finance (USA) Limited Bonds 4.125% 2021 (a)		428	-	428	573	-	573
Rio Tinto Finance (USA) Limited Bonds 3.750% 2021 (a)		347	-	347	621	-	621
Rio Tinto Finance (USA) plc Bonds 3.5% 2022 (a)		227	-	227	459	-	459
Rio Tinto Finance (USA) plc Bonds 2.875% 2022 (a)		377	-	377	509	-	509
Rio Tinto Finance plc Euro Bonds 2.875% due 2024 (a) (b)		644	-	644	577	-	577
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025 (a)		1,192	-	1,192	1,195	-	1,195
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028 (a)		965	-	965	980	-	980
Alcan Inc. Debentures 7.25% due 2028		105	-	105	105	-	105
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 (a) (b)		669	-	669	609	-	609
Alcan Inc. Debentures 7.25% due 2031		422	-	422	425	-	425
Alcan Inc. Global Notes 6.125% due 2033		740	-	740	741	-	741
Alcan Inc. Global Notes 5.75% due 2035		287	-	287	287	-	287
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040 (a)		1,102	-	1,102	1,103	-	1,103
Rio Tinto Finance (USA) plc Bonds 4.75% 2042 (a)		467	-	467	466	-	466
Rio Tinto Finance (USA) plc Bonds 4.125% 2042 (a)		691	-	691	690	-	690
Oyu Tolgoi LLC Secured Loan due 2027 (c)		2,262	-	2,262	2,259	-	2,259
Oyu Tolgoi LLC Secured Loan due 2028 (c)		255	-	255	247	-	247
Oyu Tolgoi LLC Secured Loan due 2029 (c)		869	-	869	866	-	866
Oyu Tolgoi LLC Secured Loan due 2030 (c)		761	-	761	754	-	754
Loans from equity accounting units		-	31	31	-	49	49
Other secured loans		451	79	530	530	127	657
Other unsecured loans		393	435	828	377	508	885
Finance leases	23	49	4	53	24	21	45
Bank overdrafts	21	-	3	3	-	12	12
Total borrowings including overdrafts (d)		14,624	552	15,176	16,913	717	17,630

(a)

These borrowings are subject to the hedging arrangements summarised below. Fair value hedge accounting has been applied except for the Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 which has cash flow hedge accounting applied.

(b)

Rio Tinto has a US$10 billion (2016: US$10 billion) European Debt Issuance Programme against which the cumulative amount utilised was US$2.2 billion equivalent at 31 December 2017 (2016: US$1.9 billion). The carrying value of these bonds after hedge accounting adjustments amounted to US$2.2 billion (2016: US$ 2.0 billion) in aggregate.

(c)

These borrowings relate to the Oyu Tolgoi LLC project finance facility. The project finance facility provides for interest-only payments for the first five years followed by minimum repayments according to a stepped amortisation schedule for the remaining life of the facility.  The due dates stated represent the final repayment date.  Further details are provided in note 30.

(d)

The Group’s borrowings of US$15.2 billion (2016: US$17.6 billion) include US$2.7 billion (2016: US$2.8 billion) which relates to subsidiary entity borrowings that are without recourse to the Group, and US$4.7 billion (2016: US$4.8 billion) which is subject to various financial and general covenants with which the respective borrowers were in compliance as at 31 December 2017.

Summary of borrowings and other financial liabilities
Strategic report	Governance report	Financial statements	Production, reserves and operations	Additional information

	Non-current	Current	Total	Non-current	Current	Total
	2017	2017	2017	2016	2016	2016
Other financial liabilities	US$m	US$m	US$m	US$m	US$m	US$m
Derivative financial instruments	481	50	531	517	6	523
Other financial liabilities	43	302	345	40	199	239
Total other financial liabilities	524	352	876	557	205	762
Total borrowings including overdrafts (as above)	14,624	552	15,176	16,913	717	17,630
Total borrowings and other financial liabilities	15,148	904	16,052	17,470	922	18,392

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